SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenues by Geographical Areas
Revenues:

	Year ended December 31,
	2015	2016	2017

North America (*)	$102,603	$147,209	$220,124
Europe	55,311	77,465	110,419
Latin America	19,134	25,904	36,816
Asia and others	26,470	39,524	58,277

	$203,518	$290,103	$425,636

(*) Include revenue from USA in amount of 91,661, 131,796 and 192,153 for 2015, 2016 and 2017 respectively.

Schedule of Long-lived Assets by Geographical Areas	Long-lived assets:
	December 31,
	2016	2017

Israel	$7,090	$12,326
Europe	248	613
North America	1,412	3,262

	$8,750	$16,201